Other Current Liabilities - Additional Information (Detail)				12 Months Ended
	Dec. 14, 2022 EUR (€) shares	Oct. 20, 2022 USD ($) shares	Oct. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2022 $ / shares	Dec. 14, 2022 $ / shares
Other Liabilities Current [Line Items]
Issue of equity					€ 117,215,000	€ 47,713,000
Par value per share | $ / shares							$ 0.000001
Proceeds from issuance of shares				€ 0	92,180,000	€ 24,279,000
Warrant liabilities				9,002,000
Warrants exercised term	5 years
Value of warrants registered for resale				20,700,000
Value of warrants outstanding				€ 11,280,000
Meritz [Member]
Other Liabilities Current [Line Items]
Cash consideration received | $		$ 25,000,000
Partial amount of consideration withheld | $		25,000,000
Dividend payables | $		$ 2,000,000
Dividends payable date to be paid		3 years
Return on investment rate		11.50%
Return on investment basis			1.115
Proceeds from issuance of shares | $		$ 50,000,000
FFG Private Placement Subscription Shares [Member] | Meritz [Member]
Other Liabilities Current [Line Items]
Number of shares issued | shares			18,569,282
Issue of equity | $			$ 49,999,999
Par value per share | $ / shares			$ 1
Ordinary shares [member]
Other Liabilities Current [Line Items]
Par value per share | (per share)				€ 1		€ 1		$ 11.5
Warrants, conversion basis | shares	1
Ordinary shares [member] | Meritz [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares							0.000001
Convertible preferred stock, shares issued upon conversion | shares		15,000,000
LGHL Public Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares	20,699,969
Warrants [Member]
Other Liabilities Current [Line Items]
Warrant liabilities	€ 5,261,000			€ 9,002,000	€ 0
Revaluation surplus				€ 1.13
LGH Private Placement Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares	11,280,000
Warrant liabilities	€ 2,609,000
Eighteen USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares								18
Exercise price of warrants | $ / shares								0.01
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Ten USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares								10
Exercise price of warrants | $ / shares								$ 0.1
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Treasury shares [member]
Other Liabilities Current [Line Items]
Number of shares converted | shares				4,999,000
Issue of equity				€ (25,023,000)
FFG Collateral Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares							$ 0.0001